Stockholder's Equity, Preferred Stock and Common Stock (Detail) - $ / shares	Jun. 30, 2020	Jun. 09, 2020	Jun. 04, 2020	Mar. 02, 2020
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Ordinary Shares [Member]
Common stock, shares authorized (in shares)	479,000,000	479,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	15,449,000	15,449,000
Common stock, shares outstanding (in shares)	15,449,000	15,449,000
Common stock subject to possible redemption (in shares)	14,048,096	14,064,255
Ordinary shares, shares issued (in shares)	1,400,904	1,384,745
Ordinary shares, shares outstanding (in shares)	1,400,904	1,384,745
Class B Ordinary Shares [Member]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500
Class B Ordinary Shares [Member] | Sponsor [Member]
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Maximum [Member] | Class B Ordinary Shares [Member] | Sponsor [Member]
Number of shares subject to forfeiture (in shares)			487,500